Share-based payments - Virtual shares program I - Development of the virtual shares in this program granted to management and key employees (Details) € in Thousands						2 Months Ended	3 Months Ended		12 Months Ended
	Oct. 19, 2021 USD ($) shares	Oct. 18, 2021 shares	Mar. 11, 2021 USD ($) shares	Mar. 10, 2021 shares	Aug. 14, 2020	Jun. 30, 2020 Option	Jun. 30, 2021 USD ($)	Oct. 31, 2020 USD ($)	Dec. 31, 2021 EUR (€) Option	Dec. 31, 2021 EUR (€) Option USD ($)	Dec. 31, 2021 EUR (€) Option shares	Dec. 31, 2021 EUR (€) Option	Dec. 31, 2021 EUR (€) Option	Dec. 31, 2020 EUR (€) Option	Dec. 31, 2020 Option shares	Dec. 31, 2020 Option	Dec. 31, 2019 EUR (€) Option	Dec. 31, 2019 Option shares	Dec. 31, 2019 Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised during the period | $							(100,000)	(3,766,309)		(557,171)
Thereof exercisable									0	0	0	0	0
Number of shares issued for exercise of stock options		765,223
Number of shares received		765,223
Treasury shares held for transfer	$ 523,897		$ 390,023				$ 92,738		€ 5,817	€ 5,817	€ 5,817	€ 5,817	€ 5,817
Number of shares held for payable of tax liabilities	241,326		369,654
Prior VSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period | Option						658,735													665,389
Thereof exercisable																	0	0	0
Right To Exercise Percentage Of Vested Virtual Shares					10.00%								10.00%
Decrease In Number Of Shares Outstanding Through Transfer From Shareholders to Entity				759,677
Number of shares received											1,524,900
Former Chief Executive Officer Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the period									906,595			7,951,265		745,236		7,305,838	0		6,640,449
Granted during the period												0		267,822		658,735	745,236		665,389
Expired during the period												0		(106,462)		(13,308)			0
Exercised during the period									(557,171)			(1,524,900)				0			0
Outstanding at the end of the period									349,424			6,426,365		906,595		7,951,265	745,236		7,305,838
Thereof vested											6,365,422				7,582,906			7,305,838
Thereof exercisable | Option									0	0	0	0	0	0	0	0	0	0	0